Investments - Investment securities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment securities
Total consideration					$ 341	¥ 2,375	¥ 31,393
Singapore listed company
Investment securities
Number of ordinary shares subscribed | shares			8,000,000	8,000,000
Gain on sale of shares						¥ 231
Total consideration			$ 5,000	¥ 31,393
Unrealized loss							¥ 511
9F Inc
Investment securities
Total consideration	$ 333	¥ 2,375
Unrealized loss		¥ 57